Inventories - Summary of Inventories (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 5,428,373	$ 7,920,190	$ 6,917,716
Work in progress	414,356	1,016,916	5,912,935
Finished goods	9,708,583	7,974,690	3,455,365
Supplies and spare parts	257,124	147,610	1,031,407
Inventory	$ 15,808,436	$ 17,059,406	$ 17,317,423